Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Nippon Express Holdings Inc.	8,100	$441,857

Automobile Components — 2.3%
Aisin Corp.	16,200	598,319
Bridgestone Corp.	81,000	3,343,340
Koito Manufacturing Co. Ltd.	24,300	367,808
Sumitomo Electric Industries Ltd.	97,200	1,207,112
		5,516,579
Automobiles — 11.8%
Honda Motor Co. Ltd.	623,700	6,379,787
Isuzu Motors Ltd.	81,000	1,075,291
Mazda Motor Corp.	72,900	784,960
Nissan Motor Co. Ltd.	315,900	1,253,914
Subaru Corp.	81,000	1,444,981
Suzuki Motor Corp.	48,600	1,986,015
Toyota Motor Corp.	720,900	13,686,895
Yamaha Motor Co. Ltd.	40,500	1,038,235
		27,650,078
Banks — 14.4%
Chiba Bank Ltd. (The)	72,900	547,040
Concordia Financial Group Ltd.	145,800	686,214
Japan Post Bank Co. Ltd.	194,400	1,917,305
Mitsubishi UFJ Financial Group Inc.	1,547,100	13,182,325
Mizuho Financial Group Inc.	324,050	5,499,023
Resona Holdings Inc.	283,500	1,476,766
Shizuoka Financial Group Inc., NVS	64,800	524,901
Sumitomo Mitsui Financial Group Inc.	172,100	8,466,882
Sumitomo Mitsui Trust Holdings Inc.	40,500	1,524,241
		33,824,697
Beverages — 1.8%
Asahi Group Holdings Ltd.	64,800	2,399,123
Kirin Holdings Co. Ltd.	97,200	1,368,248
Suntory Beverage & Food Ltd.	16,200	510,065
		4,277,436
Building Products — 0.5%
AGC Inc.	24,300	882,842
TOTO Ltd.	16,200	415,490
		1,298,332
Capital Markets — 1.4%
Daiwa Securities Group Inc.	186,300	1,204,573
Nomura Holdings Inc.	413,100	1,691,722
SBI Holdings Inc.	16,200	351,440
		3,247,735
Chemicals — 2.2%
Asahi Kasei Corp.	170,100	1,181,003
JSR Corp.	8,100	223,067
Mitsubishi Chemical Group Corp.	170,100	1,115,379
Mitsui Chemicals Inc.	24,300	713,389
Sumitomo Chemical Co. Ltd.	202,500	517,100
Toray Industries Inc.	186,300	965,922
Tosoh Corp.	32,400	431,042
		5,146,902
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co. Ltd.	24,300	682,515
Secom Co. Ltd.	17,500	1,216,429
Toppan Inc.	32,400	758,722
		2,657,666
Construction & Engineering — 1.3%
Kajima Corp.	56,800	897,943
Security	Shares	Value

Construction & Engineering (continued)
Obayashi Corp.	89,100	$751,720
Shimizu Corp.	72,900	479,199
Taisei Corp.	24,300	826,342
		2,955,204
Diversified REITs — 0.8%
Daiwa House REIT Investment Corp.	324	576,943
Kenedix Office Investment Corp.	520	595,578
Nomura Real Estate Master Fund Inc.	567	649,437
		1,821,958
Electric Utilities — 1.4%
Chubu Electric Power Co. Inc.	89,100	1,100,780
Kansai Electric Power Co. Inc. (The)	97,200	1,297,860
Tokyo Electric Power Co. Holdings Inc.(a)	210,600	899,550
		3,298,190
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	8,100	339,901
Mitsubishi Electric Corp.	259,200	3,511,111
		3,851,012
Electronic Equipment, Instruments & Components — 1.8%
Kyocera Corp.	43,500	2,408,799
Murata Manufacturing Co. Ltd.	81,000	1,575,364
Omron Corp.	8,100	339,594
		4,323,757
Entertainment — 0.1%
Toho Co. Ltd.	8,100	280,710

Financial Services — 1.6%
Mitsubishi HC Capital Inc.	105,300	686,875
ORIX Corp.	162,000	2,959,582
		3,646,457
Food Products — 0.3%
MEIJI Holdings Co. Ltd.	32,400	750,529

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	48,600	947,133

Ground Transportation — 3.4%
Central Japan Railway Co.	99,800	2,394,218
East Japan Railway Co.	41,300	2,230,737
Hankyu Hanshin Holdings Inc.	16,200	489,755
Keisei Electric Railway Co. Ltd.	8,100	326,277
Odakyu Electric Railway Co. Ltd.	40,500	569,078
Tobu Railway Co. Ltd.	16,200	400,332
Tokyu Corp.	40,500	475,022
West Japan Railway Co.	26,400	1,043,394
		7,928,813
Household Durables — 2.0%
Iida Group Holdings Co. Ltd.	24,300	364,447
Open House Group Co. Ltd.	8,100	225,528
Panasonic Holdings Corp.	153,900	1,585,802
Sekisui Chemical Co. Ltd.	48,600	690,721
Sekisui House Ltd.	81,000	1,658,505
Sharp Corp.(a)	16,200	101,232
		4,626,235
Industrial Conglomerates — 2.5%
Hitachi Ltd.	83,000	5,771,096

Industrial REITs — 0.5%
GLP J-REIT	648	610,587
Nippon Prologis REIT Inc.	304	575,377
		1,185,964

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 3.2%
Japan Post Holdings Co. Ltd.	283,500	$2,504,810
Japan Post Insurance Co. Ltd.	24,300	456,760
MS&AD Insurance Group Holdings Inc.	58,700	2,210,136
Sompo Holdings Inc.	40,500	1,857,873
T&D Holdings Inc.	32,400	482,084
		7,511,663
Interactive Media & Services — 0.5%
Z Holdings Corp.	372,600	1,079,258

IT Services — 0.5%
Fujitsu Ltd.	8,100	1,153,865

Leisure Products — 0.2%
Yamaha Corp.	16,200	378,800

Machinery — 3.9%
Hitachi Construction Machinery Co. Ltd.	16,200	422,366
Hoshizaki Corp.	8,100	257,270
Komatsu Ltd.	121,500	3,107,858
Kubota Corp.	89,100	1,279,719
Mitsubishi Heavy Industries Ltd.	43,500	2,443,811
Toyota Industries Corp.	20,000	1,720,106
		9,231,130
Marine Transportation — 1.2%
Kawasaki Kisen Kaisha Ltd.	8,100	284,875
Mitsui OSK Lines Ltd.	48,600	1,336,293
Nippon Yusen KK	40,500	1,090,840
		2,712,008
Media — 0.2%
Dentsu Group Inc.	16,200	435,431

Metals & Mining — 2.0%
JFE Holdings Inc.	81,000	1,196,465
Nippon Steel Corp.	113,400	2,655,365
Sumitomo Metal Mining Co. Ltd.	32,400	936,535
		4,788,365
Office REITs — 0.7%
Japan Real Estate Investment Corp.	162	628,839
Nippon Building Fund Inc.	243	1,018,892
		1,647,731
Oil, Gas & Consumable Fuels — 1.4%
ENEOS Holdings Inc.	380,700	1,498,422
Idemitsu Kosan Co. Ltd.	24,392	665,371
Inpex Corp.	89,100	1,229,261
		3,393,054
Paper & Forest Products — 0.2%
Oji Holdings Corp.	113,400	421,286

Passenger Airlines — 0.3%
ANA Holdings Inc.(a)	16,200	334,292
Japan Airlines Co. Ltd.	16,200	306,627
		640,919
Personal Care Products — 0.9%
Kao Corp.	40,500	1,551,676
Kose Corp.	3,000	211,757
Shiseido Co. Ltd.	16,200	433,355
		2,196,788
Pharmaceuticals — 2.9%
Eisai Co. Ltd.	16,200	838,300
Takeda Pharmaceutical Co. Ltd.	210,600	5,970,074
		6,808,374
Security	Shares	Value

Real Estate Management & Development — 4.3%
Daito Trust Construction Co. Ltd.	8,100	$892,254
Daiwa House Industry Co. Ltd.	81,000	2,301,568
Hulic Co. Ltd.	48,600	482,623
Mitsubishi Estate Co. Ltd.	153,900	2,080,493
Mitsui Fudosan Co. Ltd.	121,500	2,856,138
Nomura Real Estate Holdings Inc.	16,200	395,060
Sumitomo Realty & Development Co. Ltd.	40,500	1,145,432
		10,153,568
Retail REITs — 0.3%
Japan Metropolitan Fund Invest	972	646,822

Semiconductors & Semiconductor Equipment — 0.6%
Rohm Co. Ltd.	40,500	771,838
SUMCO Corp.	48,600	727,146
		1,498,984
Software — 0.3%
Trend Micro Inc.	12,100	615,078

Specialty Retail — 0.1%
USS Co. Ltd.	8,100	158,389

Technology Hardware, Storage & Peripherals — 3.5%
Brother Industries Ltd.	32,400	547,031
Canon Inc.	137,700	3,547,779
FUJIFILM Holdings Corp.	50,400	2,951,446
Ricoh Co. Ltd.	72,900	595,700
Seiko Epson Corp.	40,500	601,535
		8,243,491
Tobacco — 1.8%
Japan Tobacco Inc.	162,000	4,165,788

Trading Companies & Distributors — 9.9%
ITOCHU Corp.	162,000	6,298,140
Marubeni Corp.	186,300	2,911,477
Mitsubishi Corp.	155,800	7,264,680
Mitsui & Co. Ltd.	64,800	2,363,061
Sumitomo Corp.	137,700	2,887,065
Toyota Tsusho Corp.	28,300	1,568,251
		23,292,674
Wireless Telecommunication Services — 6.2%
KDDI Corp.	202,500	6,325,707
SoftBank Corp.	388,800	4,725,054
SoftBank Group Corp.	89,100	3,617,847
		14,668,608

Total Long-Term Investments — 98.5%
(Cost: $222,654,248)		231,290,414

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	40,000	40,000

Total Short-Term Securities — 0.0%
(Cost: $40,000)		40,000

Total Investments — 98.5%
(Cost: $222,694,248)		231,330,414
Other Assets Less Liabilities — 1.5%		3,433,617

Net Assets — 100.0%		$234,764,031

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2023

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$—	$(20,000	)(a)	$—	$—	$40,000	40,000	$585	$—

(a)	Represents net amount purchased (sold)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	189	12/07/23	$3,037	$42,929

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$231,290,414	$—	$231,290,414

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$40,000	$—	$—	$40,000
	$40,000	$231,290,414	$—	$231,330,414
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$42,929	$—	$42,929

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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